Maxim Series Account of
Great-West Life & Annuity
Insurance Company

Annual Statement as of and for the year ended

December 31, 2020 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Maxim Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Maxim Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 6, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

MAXIM SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
BNY MELLON STOCK INDEX FUND, INC.	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST BOND INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 28, 2019 to December 31, 2019
GREAT-WEST MODERATE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P 500 INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	N/A	N/A	For the period January 1, 2019 to October 28, 2019
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TEMPLETON FOREIGN VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	BNY MELLON STOCK INDEX FUND, INC.	FIDELITY VIP CONTRAFUND PORTFOLIO	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$890,889	105,884	$66,784	$473,804	$57,966	$40,926
Receivable dividends and other	0	—	—	—	—	0
Receivable units of the account sold	—	—	—	—	—	—
Receivable from the general account	—	—	—	—	—	—

Total assets	890,889	105,884	66,784	473,804	57,966	40,926

LIABILITIES:
Payable on units of the account	15	3	2	13	2	1
Payable to the general account	—	7,037		2,549
Other payables	15	3	2	14	2	1
Total liabilities	30	7,043	4	2,576	4	2

NET ASSETS	$890,858	98,840	$66,780	$471,228	$57,962	$40,923

NET ASSETS REPRESENTED BY:
Accumulation units	$890,858	98,840	$66,780	$471,228	$57,962	$40,923

ACCUMULATION UNITS OUTSTANDING	22,606	1,744	4,899	4,928	3,345	3,517

UNIT VALUE (ACCUMULATION)	$39.40	60.71	$13.63	$96.15	$17.33	$11.64

(1) Cost of investments:	$562,973	72,017	71,042	443,293	54,532	40,170
Shares of investments:	13,862	2,198	10,517	39,517	3,834	4,931

The accompanying notes are an integral part of these financial statements.	(Continued)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$1,431,915	$159,991	$1,036,267	$154,868	$27,809	$18,910
Receivable dividends and other	1	—	—	—	—	—
Receivable units of the account sold	—	—	—	—	—	—
Receivable from the general account	8,216	—	—	—	—	—

Total assets	1,440,131	159,991	1,036,267	154,868	27,809	18,910

LIABILITIES:
Payable on units of the account	33	5	19	5	1	1
Payable to the general account		493	6,512
Other payables	33	5	19	5	1	1
Total liabilities	66	503	6,550	10	2	2

NET ASSETS	$1,440,066	$159,488	$1,029,716	$154,858	$27,807	$18,908

NET ASSETS REPRESENTED BY:
Accumulation units	$1,440,066	$159,488	$1,029,716	$154,858	$27,807	$18,908

ACCUMULATION UNITS OUTSTANDING	103,017	4,619	94,138	12,261	2,141	1,562

UNIT VALUE (ACCUMULATION)	$63.40	$34.64	$21.97	$12.63	$12.99	$12.10

(1) Cost of investments:	1,431,916	139,188	1,007,635	157,572	29,376	17,797
Shares of investments:	1,431,915	13,299	100,804	21,905	3,640	2,113

The accompanying notes are an integral part of these financial statements.	(Continued)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO

ASSETS:
Investments at fair value (1)	$39,995	$7,256,720	$367,522	$83,478	$1,280,200	$109,968
Receivable dividends and other	0	0	—	0	—	0
Receivable units of the account sold	—	—	—	—	110	—
Receivable from the general account	—	77,241	—	—	679	—

Total assets	39,995	7,333,961	367,522	83,478	1,280,988	109,968

LIABILITIES:
Payable on units of the account	1	255	10	2	50	1
Payable to the general account	1,690
Other payables	1	256	10	3	159	2
Total liabilities	1,692	511	20	5	209	3

NET ASSETS	$38,303	$7,333,450	$367,502	$83,473	$1,280,779	$109,965

NET ASSETS REPRESENTED BY:
Accumulation units	$38,303	$7,333,450	$367,502	$83,473	$1,280,779	$109,965

ACCUMULATION UNITS OUTSTANDING	727	460,234	4,200	873	26,732	3,789

UNIT VALUE (ACCUMULATION)	$55.05	$47.41	$87.51	$95.68	$120.96	$29.02

(1) Cost of investments:	36,200	5,964,074	340,497	54,360	1,207,229	98,625
Shares of investments:	2,745	278,035	28,735	2,243	99,163	8,625

The accompanying notes are an integral part of these financial statements.	(Continued)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	TEMPLETON FOREIGN VIP FUND

ASSETS:
Investments at fair value (1)	$687,877	$205,113
Receivable dividends and other	0	—
Receivable units of the account sold	—	—
Receivable from the general account	—	—

Total assets	687,877	205,113

LIABILITIES:
Payable on units of the account	8	2
Payable to the general account
Other payables	8	3
Total liabilities	16	5

NET ASSETS	$687,860	$205,108

NET ASSETS REPRESENTED BY:
Accumulation units	$687,860	$205,108

ACCUMULATION UNITS OUTSTANDING	17,373	9,672

UNIT VALUE (ACCUMULATION)	$39.59	$21.21

(1) Cost of investments:	608,566	207,985
Shares of investments:	22,414	15,115

The accompanying notes are an integral part of these financial statements.	(Concluded)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	BNY MELLON STOCK INDEX FUND, INC.	FIDELITY VIP CONTRAFUND PORTFOLIO	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND

INVESTMENT INCOME:
Dividends	$15,605	$237	$915	$10,171	$749	$762

EXPENSES:
Mortality and expense risk	3,865	896	523	3,667	428	354

NET INVESTMENT INCOME (LOSS)	11,740	(660)	392	6,503	321	408

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	108,647	4,687	(1,040)	7,062	(130)	(147)
Realized gain distributions	64,743	502	1,862	9,760	773	230

Net realized gain (loss) on investments	173,390	5,189	822	16,822	643	83

Change in net unrealized appreciation (depreciation) on investments	(31,348)	20,412	4,999	7,742	1,266	2,138

Net realized and unrealized gain (loss) on investments	142,042	25,601	5,821	24,565	1,909	2,222

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$153,782	$24,941	$6,213	$31,068	$2,230	$2,630

The accompanying notes are an integral part of these financial statements.	(Continued)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND

INVESTMENT INCOME:
Dividends	$3,302	$1,406	$16,238	$2,055	$531	$216

EXPENSES:
Mortality and expense risk	9,359	1,336	6,043	1,302	258	159

NET INVESTMENT INCOME (LOSS)	(6,057)	70	10,195	753	272	57

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(3,245)	(6,154)	(18,960)	(1,924)	(894)	(70)
Realized gain distributions	—	1,746	33,122	2,491	1,828	228

Net realized gain (loss) on investments	(3,245)	(4,408)	14,162	567	934	158

Change in net unrealized appreciation (depreciation) on investments	(1)	16,120	(17,651)	12,233	1,288	1,220

Net realized and unrealized gain (loss) on investments	(3,247)	11,712	(3,489)	12,800	2,221	1,378

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,304)	$11,782	$6,706	$13,553	$2,494	$1,434

The accompanying notes are an integral part of these financial statements.	(Continued)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,207	$47,298	$4,375	$1	$11,030	$3,122

EXPENSES:
Mortality and expense risk	356	66,648	2,697	727	13,527	401

NET INVESTMENT INCOME (LOSS)	852	(19,350)	1,678	(726)	(2,498)	2,720

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	26	50,595	1,715	5,237	16,519	15
Realized gain distributions	203	521,570	18,494	2,251	1,198	—

Net realized gain (loss) on investments	229	572,165	20,209	7,488	17,717	15

Change in net unrealized appreciation (depreciation) on investments	1,741	444,585	6,084	6,759	39,114	7,168

Net realized and unrealized gain (loss) on investments	1,969	1,016,750	26,293	14,248	56,831	7,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,821	$997,400	$27,971	$13,521	$54,334	$9,904

The accompanying notes are an integral part of these financial statements.	(Continued)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	TEMPLETON FOREIGN VIP FUND

INVESTMENT INCOME:
Dividends	$3,562	$6,188

EXPENSES:
Mortality and expense risk	2,103	671

NET INVESTMENT INCOME (LOSS)	1,459	5,517

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3,517	2,177
Realized gain distributions	24,468	—

Net realized gain (loss) on investments	27,985	2,177

Change in net unrealized appreciation (depreciation) on investments	76,688	(13,589)

Net realized and unrealized gain (loss) on investments	104,673	(11,412)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,132	$(5,895)

The accompanying notes are an integral part of these financial statements.	(Concluded)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	BNY MELLON STOCK INDEX FUND, INC.		FIDELITY VIP CONTRAFUND PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,740	$12,644	$(660)	$(475)	$392	$417
Net realized gain (loss) on investments	173,390	161,396	5,189	7,933	822	7,257
Change in net unrealized appreciation (depreciation) on investments	(31,348)	97,878	20,412	10,238	4,999	4,877

Increase (decrease) in net assets resulting from operations	153,782	271,918	24,941	17,696	6,213	12,551

CONTRACT TRANSACTIONS:
Proceeds from units sold	9,408	9,408	—	—	—	—
Transfers for contract benefits and terminations	(159,061)	(150,887)	(11,461)	(1,925)	(1,995)	(1,995)
Net transfers	(176,375)	(18,183)	(147)	20,652	(4)	—
Contract maintenance charges	(25)	(31)	—	(42)	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	(2,256)	(3,005)	—	—

Increase (decrease) in net assets resulting from contract transactions	(326,054)	(159,693)	(13,864)	15,680	(1,999)	(1,995)

Total increase (decrease) in net assets	(172,272)	112,225	11,077	33,376	4,214	10,556

NET ASSETS:
Beginning of period	1,063,130	950,905	87,763	54,387	62,566	52,010

End of period	$890,858	$1,063,130	$98,840	$87,763	$66,780	$62,566

CHANGES IN UNITS OUTSTANDING:
Units issued	279	1,964	—	509	—	—
Units redeemed	(9,349)	(7,270)	(222)	(47)	(177)	(178)

Net increase (decrease)	(9,070)	(5,306)	(222)	462	(177)	(178)

The accompanying notes are an integral part of these financial statements.	(Continued)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,503	$154	$321	$(66)	$408	$229
Net realized gain (loss) on investments	16,822	75,802	643	8	83	(72)
Change in net unrealized appreciation (depreciation) on investments	7,742	18,112	1,266	2,633	2,138	5,582

Increase (decrease) in net assets resulting from operations	31,068	94,068	2,230	2,575	2,630	5,739

CONTRACT TRANSACTIONS:
Proceeds from units sold	—	3,750	14,995	—	—	—
Transfers for contract benefits and terminations	(27,715)	(26,142)	—	—	—	(40,305)
Net transfers	(5,172)	(16,626)	0	—	(3)	—
Contract maintenance charges	(83)	(269)	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	(476)	(1,258)	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(33,446)	(40,545)	14,995	—	(3)	(40,305)

Total increase (decrease) in net assets	(2,378)	53,523	17,226	2,575	2,627	(34,566)

NET ASSETS:
Beginning of period	473,606	420,083	40,736	38,161	38,296	72,862

End of period	$471,228	$473,606	$57,962	$40,736	$40,923	$38,296

CHANGES IN UNITS OUTSTANDING:
Units issued	—	189	857	—	—	—
Units redeemed	(402)	(638)	—	(918)	—	(3,853)

Net increase (decrease)	(402)	(449)	857	(918)	—	(3,853)

The accompanying notes are an integral part of these financial statements.	(Continued)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS
	2020	2019	2020	2019	2020	2019
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,057)	$6,999	$70	$(265)	$10,195	$5,921
Net realized gain (loss) on investments	(3,245)	—	(4,408)	(27,954)	14,162	31,658
Change in net unrealized appreciation (depreciation) on investments	(1)	—	16,120	60,273	(17,651)	46,282

Increase (decrease) in net assets resulting from operations	(9,304)	6,999	11,782	32,054	6,706	83,861

CONTRACT TRANSACTIONS:
Proceeds from units sold	48,955	1,800	—	—	6,000	1,000
Transfers for contract benefits and terminations	(120,559)	(65,566)	(9,231)	(1,320)	(164,510)	(22,753)
Net transfers	333,521	197,618	(865)	(45,137)	(115,896)	1,241,950
Contract maintenance charges	(170)	(702)	(5)	(58)	(85)	(45)
Adjustments to net assets allocated to contracts in payout phase	3,826	4,830	(94)	(238)	(951)	(5,560)

Increase (decrease) in net assets resulting from contract transactions	265,572	137,980	(10,196)	(46,753)	(275,442)	1,214,592

Total increase (decrease) in net assets	256,268	144,979	1,586	(14,699)	(268,737)	1,298,453

NET ASSETS:
Beginning of period	1,183,798	1,038,819	157,902	172,601	1,298,453	—

End of period	$1,440,066	$1,183,798	$159,488	$157,902	$1,029,716	$1,298,453

CHANGES IN UNITS OUTSTANDING:
Units issued	31,300	9,789	—	5	812	124,227
Units redeemed	(11,229)	(5,195)	(334)	(1,563)	(28,878)	(5,529)

Net increase (decrease)	20,071	4,594	(334)	(1,558)	(28,066)	118,698

(1) For the period October 28, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$753	$1,035	$272	$121	$57	$134
Net realized gain (loss) on investments	567	10,782	934	2,602	157	278
Change in net unrealized appreciation (depreciation) on investments	12,233	9,081	1,288	1,956	1,220	266

Increase (decrease) in net assets resulting from operations	13,553	20,898	2,494	4,679	1,434	678

CONTRACT TRANSACTIONS:
Proceeds from units sold	—	—	—	—	—	—
Transfers for contract benefits and terminations	(6,651)	(6,357)	(4,102)	(1)	—	—
Net transfers	(11)	—	(2)	—	(2)	13,769
Contract maintenance charges	—	(27)	(48)	(47)	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(6,662)	(6,384)	(4,151)	(48)	(2)	13,769

Total increase (decrease) in net assets	6,891	14,514	(1,658)	4,631	1,432	14,447

NET ASSETS:
Beginning of period	147,967	133,453	29,465	24,834	17,476	3,029

End of period	$154,858	$147,967	$27,807	$29,465	$18,908	$17,476

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	—	1,256
Units redeemed	(609)	(601)	(363)	(4)	—	—

Net increase (decrease)	(609)	(601)	(363)	(4)	—	1,256

The accompanying notes are an integral part of these financial statements.	(Continued)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	GREAT-WEST MULTI-SECTOR BOND FUND		GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$852	$150	$(19,350)	$(47,146)	$1,678	$(2,319)
Net realized gain (loss) on investments	229	189	572,165	388,478	20,209	43,407
Change in net unrealized appreciation (depreciation) on investments	1,741	3,351	444,585	1,348,927	6,084	27,535

Increase (decrease) in net assets resulting from operations	2,821	3,690	997,400	1,690,259	27,971	68,623

CONTRACT TRANSACTIONS:
Proceeds from units sold	—	—	(6,231)	—	—	3,750
Transfers for contract benefits and terminations	(1,393)	(1,250)	(449,043)	(783,359)	(23,501)	(49,274)
Net transfers	(2)	—	(112,984)	(164,328)	(3,226)	—
Contract maintenance charges	(8)	(12)	(601)	(3,966)	(43)	(124)
Adjustments to net assets allocated to contracts in payout phase	(316)	(773)	36,859	(36,959)	—	—

Increase (decrease) in net assets resulting from contract transactions	(1,719)	(2,035)	(531,998)	(988,612)	(26,769)	(45,648)

Total increase (decrease) in net assets	1,102	1,655	465,401	701,647	1,201	22,975

NET ASSETS:
Beginning of period	37,201	35,546	6,868,049	6,166,402	366,301	343,326

End of period	$38,303	$37,201	$7,333,450	$6,868,049	$367,502	$366,301

CHANGES IN UNITS OUTSTANDING:
Units issued	—	12	5,406	—	—	50
Units redeemed	(28)	(26)	(47,654)	(103,596)	(386)	(678)

Net increase (decrease)	(28)	(14)	(42,248)	(103,596)	(386)	(628)

The accompanying notes are an integral part of these financial statements.	(Continued)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
	2019	2020	2019	2020	2019
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,268	$(726)	$(978)	$(2,498)	$2,064
Net realized gain (loss) on investments	270,563	7,488	2,321	17,717	11,258
Change in net unrealized appreciation (depreciation) on investments	(65,229)	6,759	18,051	39,114	46,897

Increase (decrease) in net assets resulting from operations	208,602	13,521	19,394	54,334	60,219

CONTRACT TRANSACTIONS:
Proceeds from units sold	8,750	—	3,750	(3,520)	—
Transfers for contract benefits and terminations	(72,668)	(13,189)	(108)	(232,093)	(55,283)
Net transfers	(1,374,174)	(4,827)	—	38,426	151,395
Contract maintenance charges	(201)	—	(31)	(256)	(1,121)
Adjustments to net assets allocated to contracts in payout phase	2,148	—	—	(1,945)	(17,700)

Increase (decrease) in net assets resulting from contract transactions	(1,436,145)	(18,017)	3,611	(199,388)	77,291

Total increase (decrease) in net assets	(1,227,543)	(4,495)	23,005	(145,055)	137,510

NET ASSETS:
Beginning of period	1,227,543	87,968	64,963	1,425,834	1,288,324

End of period	$—	$83,473	$87,968	$1,280,779	$1,425,834

CHANGES IN UNITS OUTSTANDING:
Units issued	1,544	—	50	1,868	6,205
Units redeemed	(36,746)	(254)	(2)	(6,128)	(4,137)

Net increase (decrease)	(35,202)	(254)	48	(4,260)	2,068

(1) For the period January 1, 2019 to October 28, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		TEMPLETON FOREIGN VIP FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,720	$5,960	$1,459	$11,769	$5,517	$3,240
Net realized gain (loss) on investments	15	(6,087)	27,985	225,131	2,177	446
Change in net unrealized appreciation (depreciation) on investments	7,168	24,791	76,688	(113,440)	(13,589)	20,305

Increase (decrease) in net assets resulting from operations	9,904	24,664	106,132	123,460	(5,895)	23,991

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,896	1,896	3,000	3,000	3,096	3,096
Transfers for contract benefits and terminations	(3,975)	(192,905)	(26,947)	(97,341)	(14,498)	(36,048)
Net transfers	(2,841)	(17,936)	(1,247)	(37,494)	4,828	3,631
Contract maintenance charges	—	(19)	(3)	(10)	(2)	(7)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(4,920)	(208,964)	(25,197)	(131,845)	(6,575)	(29,328)

Total increase (decrease) in net assets	4,984	(184,300)	80,935	(8,385)	(12,471)	(5,337)

NET ASSETS:
Beginning of period	104,981	289,281	606,925	615,310	217,579	222,916

End of period	$109,965	$104,981	$687,860	$606,925	$205,108	$217,579

CHANGES IN UNITS OUTSTANDING:
Units issued	68	74	93	649	444	1,051
Units redeemed	(256)	(8,044)	(956)	(5,083)	(887)	(2,571)

Net increase (decrease)	(187)	(7,970)	(863)	(4,434)	(443)	(1,520)

The accompanying notes are an integral part of these financial statements.	(Concluded)

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2020

1.                            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Maxim Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account, which is a funding vehicle for both group and individual variable annuity contracts (Contracts), is no longer being sold. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 — Unadjusted quoted prices for identical securities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 — Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable by the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from units sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.                            PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Divisions	Purchases	Sales
BNY MELLON STOCK INDEX PORTFOLIO	86,314	339,122
FIDELITY VIP CONTRAFUND PORTFOLIO	562	12,511
GREAT-WEST AGGRESSIVE PROFILE FUND	2,777	2,527
GREAT-WEST ARIEL MID CAP VALUE FUND	13,312	36,678
GREAT-WEST BOND INDEX FUND	15,367	433
GREAT-WEST CONSERVATIVE PROFILE FUND	747	359
GREAT-WEST GOVERNMENT MONEY MARKET FUND	363,193	107,615
GREAT-WEST INTERNATIONAL VALUE FUND	982	11,450
GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS FUND	23,016	287,688
GREAT-WEST MODERATE PROFILE FUND	4,546	7,974
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	942	4,412
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	378	161
GREAT-WEST MULTI- SECTOR BOND FUND	682	1,762
GREAT-WEST S&P 500® INDEX FUND	225,003	707,647
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	6,274	29,499
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	249	18,752
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	100,965	301,246
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	3,756	7,220
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	3,000	30,318
TEMPLETON FOREIGN VIP FUND	14,117	15,183

3.                        EXPENSES AND RELATED PARTY TRANSACTIONS

Below is a description of the types of charges assessed by the Series Account. The chart that follows the descriptions indicates the fees for each Contract.

Contract Maintenance Charges (or Certificate Maintenance Charges, as applicable)

On the last valuation date of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge as compensation for the administrative services provided to contract owners. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and prorated for the portion of the year remaining and is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Total or Partial Surrenders

Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date in the first seven years by a deduction from a participant’s account. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account to compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The level of the charge is guaranteed and will not change. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company deducts from each contribution any applicable state premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Fee Table

		Maxim III
	Maxim II	MVP	AICPA

Contract/Certificate Maintenance Charge	$35	$27	$30	*
Transfers	$0	$0	$10	**
Mortality & Expense Risks	1.40%	1.25%	.5%

*     Fee is waived if account balance is greater than $25,000 on the contract anniversary date.

**   Fee is assessed per transfer if there are more than 24 transfers per calendar year.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.                        SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 6, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.                        FINANCIAL HIGHLIGHTS

The financial highlights for the Series Account are presented by contract by Investment Division. For each Investment Division available to Maxim Series II Account contract and Maxim Series III Account contract, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Maxim Series II Account contract and Maxim Series III Account contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated and are not annualized for periods less than one year. As the total returns for the Investment Divisions of Maxim

Series II Account contract and Maxim Series III Account contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

Maxim Series II Account:

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST GOVERNMENT MONEY MARKET FUND
2020	21	$19.20	to	$19.25	$294	0.30%	1.40%	to	1.40%	(1.13)%	to	(1.13)%
2019	19	$19.42	to	$19.47	$393	1.74%	1.40%	to	1.40%	0.35%	to	0.34%
2018	20	$19.35	to	$19.40	$406	1.38%	1.40%	to	1.40%	(0.03)%	to	(0.03)%
2017	20	$19.36	to	$19.41	$400	0.40%	1.40%	to	1.40%	(0.99)%	to	(0.99)%
2016	20	$19.55	to	$19.60	$395	0.00%	1.40%	to	1.40%	(1.39)%	to	(1.38)%
GREAT-WEST S&P 500® INDEX FUND
(Effective date 04/28/2017)
2020	415	$15.77	to	$15.77	$6,617	0.78%	1.40%	to	1.40%	16.16%	to	16.16%
2019	449	$13.58	to	$13.58	$6,280	0.68%	1.40%	to	1.40%	29.02%	to	29.02%
2018	519	$10.53	to	$10.53	$5,636	0.75%	1.40%	to	1.40%	(6.22)%	to	(6.22)%
2017	564	$11.23	to	$11.23	$6,518	0.43%	1.40%	to	1.40%	12.26%	to	12.26%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2020	27	$47.97	to	$48.44	$1,266	0.93%	1.40%	to	1.40%	4.39%	to	4.40%
2019	31	$45.95	to	$46.40	$1,416	1.56%	1.40%	to	1.40%	4.65%	to	4.65%
2018	28	$43.91	to	$44.34	$1,280	1.88%	1.40%	to	1.40%	(0.94)%	to	(0.94)%
2017	30	$44.32	to	$44.76	$1,371	1.35%	1.40%	to	1.40%	0.80%	to	0.79%
2016	34	$43.97	to	$44.41	$1,561	1.72%	1.40%	to	1.40%	(0.61)%	to	(0.61)%

FINANCIAL HIGHLIGHTS

Maxim Series III Account:

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

BNY MELLON STOCK INDEX FUND, INC.
2020	23	$39.41	to	$39.41	$891	1.65%	0.50%	to	0.50%	17.43%	to	17.43%
2019	32	$33.56	to	$33.56	$1,063	1.71%	0.50%	to	0.50%	30.53%	to	30.53%
2018	37	$25.71	to	$25.71	$951	1.67%	0.50%	to	0.50%	(5.11)%	to	(5.11)%
2017	38	$27.10	to	$27.10	$1,021	1.71%	0.50%	to	0.50%	20.93%	to	20.93%
2016	40	$22.41	to	$22.41	$894	2.04%	0.50%	to	0.50%	11.15%	to	11.15%
FIDELITY VIP CONTRAFUND PORTFOLIO
2020	2	$60.71	to	$60.71	$99	0.26%	1.25%	to	1.25%	28.96%	to	28.96%
2019	1	$47.08	to	$47.08	$88	0.55%	1.25%	to	1.25%	29.95%	to	29.95%
2018	1	$36.23	to	$36.23	$56	0.69%	1.25%	to	1.25%	(7.55)%	to	(7.55)%
2017	2	$39.19	to	$39.19	$61	1.01%	1.25%	to	1.25%	20.37%	to	20.37%
2016	2	$32.55	to	$32.55	$51	0.74%	1.25%	to	1.25%	6.67%	to	6.67%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	5	$13.63	to	$13.63	$67	1.74%	1.25%	to	1.25%	10.64%	to	10.64%
2019	5	$12.32	to	$12.32	$63	1.97%	1.25%	to	1.25%	24.55%	to	24.55%
2018	5	$9.90	to	$9.90	$52	2.53%	1.25%	to	1.25%	(11.53)%	to	(11.53)%
2017	5	$11.19	to	$11.19	$61	2.19%	1.25%	to	1.25%	11.86%	to	11.86%
GREAT-WEST ARIEL MID CAP VALUE FUND
2020	5	$96.15	to	$96.15	$471	2.76%	1.25%	to	1.25%	7.73%	to	7.73%
2019	5	$89.25	to	$89.25	$474	1.28%	1.25%	to	1.25%	22.78%	to	22.78%
2018	6	$72.70	to	$72.70	$421	0.66%	1.25%	to	1.25%	(15.47)%	to	(15.47)%
2017	7	$86.01	to	$86.01	$571	2.37%	1.25%	to	1.25%	13.59%	to	13.59%
2016	7	$75.72	to	$75.72	$523	1.48%	1.25%	to	1.25%	11.65%	to	11.65%
GREAT-WEST BOND INDEX FUND
2020	3	$17.33	to	$17.33	$58	1.69%	1.25%	to	1.25%	5.87%	to	5.87%
2019	2	$16.37	to	$16.37	$41	1.08%	1.25%	to	1.25%	6.75%	to	6.75%
2018	2	$15.34	to	$15.34	$38	1.26%	1.25%	to	1.25%	(1.65)%	to	(1.65)%
2017	3	$15.60	to	$15.60	$53	1.04%	1.25%	to	1.25%	1.78%	to	1.78%
2016	4	$15.33	to	$15.33	$59	0.96%	1.25%	to	1.25%	0.68%	to	0.68%
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/28/2017)
2020	4	$11.64	to	$11.64	$41	2.16%	1.25%	to	1.25%	6.87%	to	6.87%
2019	4	$10.89	to	$10.89	$38	1.73%	1.25%	to	1.25%	10.14%	to	10.14%
2018	7	$9.89	to	$9.89	$73	2.93%	1.25%	to	1.25%	(4.35)%	to	(4.35)%
2017	7	$10.34	to	$10.34	$76	1.41%	1.25%	to	1.25%	3.37%	to	3.37%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2020	82	$12.26	to	$12.69	$1,146	0.30%	0.50%	to	1.25%	(0.96)%	to	(0.19)%
2019	56	$12.38	to	$12.71	$791	1.72%	0.50%	to	1.25%	0.50%	to	1.25%
2018	51	$12.32	to	$12.56	$633	1.39%	0.50%	to	1.25%	0.12%	to	0.88%
2,017	45	$12.30	to	$12.45	$555	0.39%	0.50%	to	1.25%	(0.84)%	to	(0.10)%
2016	52	$12.41	to	$12.46	$674	0%	0.50%	to	1.25%	(1.24)%	to	(0.50)%
GREAT-WEST INTERNATIONAL VALUE FUND
2020	5	$34.64	to	$34.64	$159	1.06%	1.25%	to	1.25%	8.37%	to	8.37%
2019	5	$31.96	to	$31.96	$158	1.1%	1.25%	to	1.25%	20.55%	to	20.55%
2018	6	$26.51	to	$26.51	$173	1.25%	1.25%	to	1.25%	(16.63)%	to	(16.63)%
2017	7	$31.80	to	$31.80	$210	1.04%	1.25%	to	1.25%	24.90%	to	24.90%
2016	7	$25.46	to	$25.46	$174	0.62%	1.25%	to	1.25%	2.60%	to	2.60%

FINANCIAL HIGHLIGHTS

Maxim Series III Account:

	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS
(Effective date 10/25/2019)
2020	94		$10.94	to	$11.04	$1,030	1.21%	0.50%	to	1.25%	2.60%	to	3.32%
2019	119		$10.66	to	$10.68	$1,298	0.59%	0.50%	to	1.25%	6.60%	to	6.75%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/28/2017)
2020	12		$12.63	to	$12.63	$155	1.58%	1.25%	to	1.25%	9.84%	to	9.84%
2019	13		$11.50	to	$11.50	$148	1.97%	1.25%	to	1.25%	16.06%	to	16.06%
2018	13		$9.91	to	$9.91	$133	2.85%	1.25%	to	1.25%	(7.47)%	to	(7.47)%
2017	14		$10.71	to	$10.71	$153	1.96%	1.25%	to	1.25%	7.06%	to	7.06%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	2		$12.99	to	$12.99	$28	2.10%	1.25%	to	1.25%	10.38%	to	10.38%
2019	3		$11.77	to	$11.77	$29	1.69%	1.25%	to	1.25%	18.85%	to	18.85%
2018	3		$9.90	to	$9.90	$25	2.68%	1.25%	to	1.25%	(8.78)%	to	(8.78)%
2017	3		$10.86	to	$10.86	$27	2.35%	1.25%	to	1.25%	8.57%	to	8.57%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/28/2017)
2020	2		$12.10	to	$12.10	$19	1.36%	1.25%	to	1.25%	8.17%	to	8.17%
2019	2		$11.19	to	$11.19	$17	3.84%	1.25%	to	1.25%	13.04%	to	13.04%
2018	0	*	$9.90	to	$9.90	$3	2.78%	1.25%	to	1.25%	(5.91)%	to	(5.91)%
2017	0	*	$10.52	to	$10.52	$3	1.65%	1.25%	to	1.25%	5.18%	to	5.18%
GREAT-WEST MULTI-SECTOR BOND FUND
2020	1		$55.05	to	$55.05	$38	3.42%	1.25%	to	1.25%	7.75%	to	7.75%
2019	1		$51.09	to	$51.09	$37	1.65%	1.25%	to	1.25%	10.35%	to	10.35%
2018	1		$46.30	to	$46.30	$36	2.21%	1.25%	to	1.25%	(4.31)%	to	(4.31)%
2017	1		$48.39	to	$48.39	$55	1.71%	1.25%	to	1.25%	4.95%	to	4.95%
2016	1		$46.10	to	$46.10	$52	2.34%	1.25%	to	1.25%	10.00%	to	10.00%
GREAT-WEST S&P 500® INDEX FUND
(Effective date 04/28/2017)
2020	45		$15.86	to	$15.86	$717	0.78%	1.25%	to	1.25%	16.29%	to	16.29%
2019	17		$13.64	to	$13.64	$588	0.68%	1.25%	to	1.25%	29.22%	to	29.22%
2018	51		$10.55	to	$10.55	$536	0.76%	1.25%	to	1.25%	(6.08)%	to	(6.08)%
2017	53		$11.23	to	$11.23	$599	0.43%	1.25%	to	1.25%	12.37%	to	12.37%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2020	4		$87.51	to	$87.51	$368	1.60%	1.25%	to	1.25%	9.55%	to	9.55%
2019	5		$79.88	to	$79.88	$366	0.59%	1.25%	to	1.25%	20.77%	to	20.77%
2018	5		$66.14	to	$66.14	$343	1.12%	1.25%	to	1.25%	(10.13)%	to	(10.13)%
2017	6		$73.60	to	$73.60	$405	1.61%	1.25%	to	1.25%	11.35%	to	11.35%
2016	6		$66.09	to	$66.09	$368	1.08%	1.25%	to	1.25%	24.18%	to	24.18%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2020	1		$95.68	to	$95.68	$83	0.00%	1.25%	to	1.25%	22.57%	to	22.57%
2019	1		$78.06	to	$78.06	$88	0.01%	1.25%	to	1.25%	29.65%	to	29.65%
2018	1		$60.21	to	$60.21	$65	0.07%	1.25%	to	1.25%	(3.55)%	to	(3.55)%
2017	2		$62.43	to	$62.43	$123	0.31%	1.25%	to	1.25%	22.89%	to	22.89%
2016	2		$50.79	to	$50.79	$103	0.05%	1.25%	to	1.25%	4.87%	to	4.87%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2020	0	*	$24.55	to	$24.55	$15	0.93%	1.25%	to	1.25%	4.55%	to	4.55%
2019	0	*	$23.48	to	$23.48	$9	1.56%	1.25%	to	1.25%	4.80%	to	4.80%
2018	0	*	$22.40	to	$22.40	$9	1.84%	1.25%	to	1.25%	(0.79)%	to	(0.79)%
2017	1		$22.58	to	$22.58	$12	1.35%	1.25%	to	1.25%	0.95%	to	0.95%
2016	1		$22.37	to	$22.37	$19	1.66%	1.25%	to	1.25%	(0.03)%	to	(0.03)%

FINANCIAL HIGHLIGHTS

Maxim Series III Account:

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2020	4	$29.02	to	$29.02	$110	3.14%	0.50%	to	0.50%	9.94%	to	9.94%
2019	4	$26.40	to	$26.40	$105	2.82%	0.50%	to	0.50%	9.03%	to	9.03%
2018	12	$24.22	to	$24.22	$289	3.33%	0.50%	to	0.50%	(1.50)%	to	(1.50)%
2017	10	$24.58	to	$24.58	$236	2.96%	0.50%	to	0.50%	3.10%	to	3.10%
2016	9	$23.84	to	$23.84	$222	2.93%	0.50%	to	0.50%	1.95%	to	1.95%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2020	17	$39.59	to	$39.59	$688	0.67%	0.50%	to	0.50%	18.97%	to	18.97%
2019	18	$33.28	to	$33.28	$607	2.42%	0.50%	to	0.50%	22.62%	to	22.62%
2018	23	$27.14	to	$27.14	$615	1.22%	0.50%	to	0.50%	(1.53)%	to	(1.53)%
2017	22	$27.57	to	$27.57	$605	0.58%	0.50%	to	0.50%	12.80%	to	12.80%
2016	24	$24.44	to	$24.44	$579	0.78%	0.50%	to	0.50%	26.73%	to	26.73%
TEMPLETON FOREIGN VIP FUND
2020	10	$21.21	to	$21.21	$205	3.70%	0.50%	to	0.50%	(1.41)%	to	(1.41)%
2019	10	$21.51	to	$21.51	$218	1.94%	0.50%	to	0.50%	12.28%	to	12.28%
2018	12	$19.16	to	$19.16	$223	2.85%	0.50%	to	0.50%	(15.70)%	to	(15.70)%
2017	11	$22.73	to	$22.73	$251	2.66%	0.50%	to	0.50%	16.44%	to	16.44%
2016	13	$19.52	to	$19.52	$249	2.13%	0.50%	to	0.50%	6.95%	to	6.95%

*The Investment Division has units that round to less than 1,000 units.	(Concluded)